Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 64,080	$ 53,759
Restricted cash and investments	42,074	68,363
Marketable securities	2,624	3,479
Trade accounts receivable, net	18,943	11,828
Related party receivables	12,637	9,487
Other receivables	16,703	16,180
Inventories	28,920	44,532
Voyages in progress	40,373	46,112
Prepaid expenses and accrued income	3,861	3,858
Investment in finance lease	3,028	2,555
Total current assets	233,243	260,153
Long-term assets
Newbuildings	15,469	29,668
Newbuildings	56,624	264,804
Vessels and equipment under capital lease, net	550,345	704,808
Investment in unconsolidated subsidiaries and associated companies	60,000	58,658
Deferred charges	696	695
Other long term assets	12	0
Investment in finance lease	45,790	48,819
Total assets	962,179	1,367,605
Current liabilities
Short-term debt and current portion of long-term debt	165,357	22,706
Current portion of obligations under capital leases	78,989	46,930
Related party payables	55,713	11,419
Trade accounts payable	3,098	13,302
Accrued expenses	22,445	33,401
Deferred charter revenue	490	98
Other current liabilities	2,496	2,916
Total current liabilities	328,588	130,772
Long-term liabilities
Long-term debt	27,500	436,372
Related party payables	109,952	72,598
Obligations under capital leases	564,692	742,418
Deferred gains on sales of vessels	0	1,288
Other long-term liabilities	2,096	2,208
Total liabilities	1,032,828	1,385,656
Commitments and contingencies
Deficit
Share capital (2014: 112,342,989 shares outstanding, par value $1.00. 2013: 86,511,713 shares outstanding, par value $1.00)	112,343	86,512
Additional paid in capital	244,018	149,985
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(4,258)	(3,303)
Retained deficit	(897,213)	(734,275)
Total deficit attributable to Frontline Ltd.	(70,981)	(26,952)
Noncontrolling interest	332	8,901
Total deficit	(70,649)	(18,051)
Total liabilities and deficit	$ 962,179	$ 1,367,605